LONG-TERM DEPOSITS PAYABLE (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
LONG-TERM DEPOSITS PAYABLE
Long-term deposits payable	$ 1,681	10,430	10,582